Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions		Amount	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind		In-kind Calc.
#: 1
	[1],[2]	$ 11.3	Argentina		Administración Nacional de Aduanas	Payment not attributable to a project	Oil [Member]	Downstream [Member]	Well
#: 2
	[1],[2]	0.3	Argentina		Administración Nacional de Aduanas	Chubut projects	Oil [Member]	Downstream [Member]	Well
#: 3
	[1],[2]	7.3	Argentina		Administración Nacional de Aduanas	Payment not attributable to a project	Payment not attributable to a resource [Member]	Payment not attributable to a segment [Member]	Well
#: 4
	[1],[2]	0.1	Argentina		Administración Nacional de Aduanas	Manantiales Behr	Oil [Member]	Upstream [Member]	Well
#: 5
	[1],[2]	0.1	Argentina		Administración Nacional de Aduanas	Chubut projects	Oil [Member]	Upstream [Member]	Well
#: 6
	[1],[2]	2.5	Argentina		Administración Nacional de Aduanas	Payment not attributable to a project	Gas [Member]	Gas and Power [Member]	Well
#: 7
	[1],[2]	3.1	Argentina		Administración Nacional de Aduanas	Payment not attributable to a project	Oil [Member]	Downstream [Member]	Well	Yes	[3]	At cost	[3]
#: 8
	[1],[2]	4.7	Argentina		Administración Nacional de Aduanas	Payment not attributable to a project	Gas [Member]	Gas and Power [Member]	Well	Yes	[3]	At cost	[3]
#: 9
	[1],[2]	0.3	Argentina	snj:AR-M	Administración Tributaria Mendoza	Payment not attributable to a project	Payment not attributable to a resource [Member]	Payment not attributable to a segment [Member]	Well
#: 10
	[1],[2]	0.5	Argentina	snj:AR-M	Administración Tributaria Mendoza	Altiplanicie del Payún	Oil [Member]	Upstream [Member]	Well
#: 11
	[1],[2]	3.9	Argentina	snj:AR-M	Administración Tributaria Mendoza	Cañadón Amarillo	Oil [Member]	Upstream [Member]	Well
#: 12
	[1],[2]	0.2	Argentina	snj:AR-M	Administración Tributaria Mendoza	Ceferino	Oil [Member]	Upstream [Member]	Well
#: 13
	[1],[2]	8.0	Argentina	snj:AR-M	Administración Tributaria Mendoza	Cerro Fortunoso	Oil [Member]	Upstream [Member]	Well
#: 14
	[1],[2]	2.9	Argentina	snj:AR-M	Administración Tributaria Mendoza	Cerro Morado Este	Oil [Member]	Upstream [Member]	Well
#: 15
	[1],[2]	25.1	Argentina	snj:AR-M	Administración Tributaria Mendoza	Chachahuén	Oil [Member]	Upstream [Member]	Well
#: 16
	[1],[2]	3.1	Argentina	snj:AR-M	Administración Tributaria Mendoza	Chihuido de la Salina	Gas [Member]	Upstream [Member]	Well
#: 17
	[1],[2]	1.0	Argentina	snj:AR-M	Administración Tributaria Mendoza	Chihuido de la Salina	Oil [Member]	Upstream [Member]	Well
#: 18
	[1],[2]	0.1	Argentina	snj:AR-M	Administración Tributaria Mendoza	Chihuido de la Salina Sur	Gas [Member]	Upstream [Member]	Well
#: 19
	[1],[2]	1.2	Argentina	snj:AR-M	Administración Tributaria Mendoza	Chihuido de la Salina Sur	Oil [Member]	Upstream [Member]	Well
#: 20
	[1],[2]	0.3	Argentina	snj:AR-M	Administración Tributaria Mendoza	Confluencia Sur	Oil [Member]	Upstream [Member]	Well
#: 21
	[1],[2]	5.4	Argentina	snj:AR-M	Administración Tributaria Mendoza	Desfiladero Bayo	Oil [Member]	Upstream [Member]	Well
#: 22
	[1],[2]	0.3	Argentina	snj:AR-M	Administración Tributaria Mendoza	El Portón	Gas [Member]	Upstream [Member]	Well
#: 23
	[1],[2]	0.2	Argentina	snj:AR-M	Administración Tributaria Mendoza	El Portón	Oil [Member]	Upstream [Member]	Well
#: 24
	[1],[2]	2.5	Argentina	snj:AR-M	Administración Tributaria Mendoza	Los Cavaos	Oil [Member]	Upstream [Member]	Well
#: 25
	[1],[2]	1.0	Argentina	snj:AR-M	Administración Tributaria Mendoza	Lunlunta Carrizal	Oil [Member]	Upstream [Member]	Well
#: 26
	[1],[2]	1.3	Argentina	snj:AR-M	Administración Tributaria Mendoza	Pampa Palauco	Oil [Member]	Upstream [Member]	Well
#: 27
	[1],[2]	0.5	Argentina	snj:AR-M	Administración Tributaria Mendoza	Paso Barda	Gas [Member]	Upstream [Member]	Well
#: 28
	[1],[2]	0.4	Argentina	snj:AR-M	Administración Tributaria Mendoza	Puesto Molina	Oil [Member]	Upstream [Member]	Well
#: 29
	[1],[2]	5.4	Argentina	snj:AR-M	Administración Tributaria Mendoza	Ugarteche	Oil [Member]	Upstream [Member]	Well
#: 30
	[1],[2]	0.3	Argentina	snj:AR-M	Administración Tributaria Mendoza	El Manzano	Oil [Member]	Upstream [Member]	Well
#: 31
	[1],[2]	0.1	Argentina	snj:AR-M	Administración Tributaria Mendoza	Loma de la Mina	Gas [Member]	Upstream [Member]	Well
#: 32
	[1],[2]	2.7	Argentina	snj:AR-M	Administración Tributaria Mendoza	Mesa Verde	Oil [Member]	Upstream [Member]	Well
#: 33
	[1],[2]	12.2	Argentina	snj:AR-M	Administración Tributaria Mendoza	Vizcacheras	Oil [Member]	Upstream [Member]	Well
#: 34
	[1],[2]	12.8	Argentina	snj:AR-M	Administración Tributaria Mendoza	Barrancas	Oil [Member]	Upstream [Member]	Well
#: 35
	[1],[2]	3.3	Argentina	snj:AR-M	Administración Tributaria Mendoza	Loma Alta Sur	Oil [Member]	Upstream [Member]	Well
#: 36
	[1],[2]	0.1	Argentina	snj:AR-M	Administración Tributaria Mendoza	Tupungato	Oil [Member]	Upstream [Member]	Well
#: 37
	[1],[2]	3.4	Argentina	snj:AR-M	Administración Tributaria Mendoza	Llancanelo	Oil [Member]	Upstream [Member]	Well
#: 38
	[1],[2]	0.4	Argentina	snj:AR-M	Administración Tributaria Mendoza	Zampal Oeste	Oil [Member]	Upstream [Member]	Well
#: 39
	[1],[2]	3.0	Argentina	snj:AR-M	Administración Tributaria Mendoza	Gobernador Ayala (CNQ 7)	Oil [Member]	Upstream [Member]	Well
#: 40
	[1],[2]	12.3	Argentina	snj:AR-M	Administración Tributaria Mendoza	Puesto Pinto (CNQ 7/A)	Oil [Member]	Upstream [Member]	Well
#: 41
	[1],[2]	6.9	Argentina	snj:AR-M	Administración Tributaria Mendoza	La Ventana - Río Tunuyán	Oil [Member]	Upstream [Member]	Well
#: 42
	[1],[2]	0.2	Argentina	snj:AR-V	Agencia de Recaudación Fueguina	Magallanes	Gas [Member]	Upstream [Member]	Well
#: 43
	[1],[2]	0.5	Argentina	snj:AR-V	Agencia de Recaudación Fueguina	Lago Fuego	Gas [Member]	Upstream [Member]	Well
#: 44
	[1],[2]	0.1	Argentina	snj:AR-V	Agencia de Recaudación Fueguina	Lago Fuego	Oil [Member]	Upstream [Member]	Well
#: 45
	[1],[2]	0.6	Argentina	snj:AR-V	Agencia de Recaudación Fueguina	Los Chorrillos	Oil [Member]	Upstream [Member]	Well
#: 46
	[1],[2]	0.2	Argentina	snj:AR-V	Agencia de Recaudación Fueguina	Tierra del Fuego	Gas [Member]	Upstream [Member]	Well
#: 47
	[1],[2]	0.3	Argentina	snj:AR-V	Agencia de Recaudación Fueguina	Tierra del Fuego	Oil [Member]	Upstream [Member]	Well
#: 48
	[1],[2]	0.9	Argentina	snj:AR-V	Agencia de Recaudación Fueguina	San Sebastián	Gas [Member]	Upstream [Member]	Well
#: 49
	[1],[2]	0.3	Argentina	snj:AR-V	Agencia de Recaudación Fueguina	San Sebastián	Oil [Member]	Upstream [Member]	Well
#: 50
	[1],[2]	0.5	Argentina	snj:AR-Z	Comisión de Fomento de Cañadón Seco	Cañadón Seco - Meseta Espinoza	Oil [Member]	Upstream [Member]	Well
#: 51
	[1],[2]	8.6	Argentina	snj:AR-U	Dirección General de Rentas	El Trébol	Oil [Member]	Upstream [Member]	Well
#: 52
	[1],[2]	3.5	Argentina	snj:AR-U	Dirección General de Rentas	Escalante	Oil [Member]	Upstream [Member]	Well
#: 53
	[1],[2]	1.3	Argentina	snj:AR-U	Dirección General de Rentas	Manantiales Behr	Gas [Member]	Upstream [Member]	Well
#: 54
	[1],[2]	44.5	Argentina	snj:AR-U	Dirección General de Rentas	Manantiales Behr	Oil [Member]	Upstream [Member]	Well
#: 55
	[1],[2]	0.1	Argentina	snj:AR-U	Dirección General de Rentas	Restinga Alí	Gas [Member]	Upstream [Member]	Well
#: 56
	[1],[2]	1.1	Argentina	snj:AR-U	Dirección General de Rentas	Restinga Alí	Oil [Member]	Upstream [Member]	Well
#: 57
	[1],[2]	0.1	Argentina	snj:AR-U	Dirección General de Rentas	La Tapera	Oil [Member]	Upstream [Member]	Well
#: 58
	[1],[2]	0.1	Argentina	snj:AR-U	Dirección General de Rentas	El Tordillo	Gas [Member]	Upstream [Member]	Well
#: 59
	[1],[2]	1.0	Argentina	snj:AR-U	Dirección General de Rentas	El Tordillo	Oil [Member]	Upstream [Member]	Well
#: 60
	[1],[2]	0.2	Argentina	snj:AR-U	Dirección General de Rentas	Exploration - Argentina	Oil [Member]	Upstream [Member]	Well
#: 61
	[1],[2]	2.8	Argentina	snj:AR-U	Dirección General de Rentas	Cañadón Perdido - Zona Central	Oil [Member]	Upstream [Member]	Well
#: 62
	[1],[2]	13.2	Argentina	snj:AR-U	Dirección General de Rentas	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 63
	[1],[2]	0.1	Argentina	snj:AR-Z	Fundación Centro de Medicina Nuclear y Radioterapia Patagonia Austral	Cerro Grande Oeste	Oil [Member]	Upstream [Member]	Well
#: 64
	[1],[2]	1.9	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Punta Barda	Oil [Member]	Upstream [Member]	Well
#: 65
	[1],[2]	0.2	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Río Neuquén	Gas [Member]	Upstream [Member]	Well
#: 66
	[1],[2]	0.1	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Río Neuquén	Oil [Member]	Upstream [Member]	Well
#: 67
	[1],[2]	6.4	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Señal Picada	Oil [Member]	Upstream [Member]	Well
#: 68
	[1],[2]	6.0	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Estación Fernández Oro	Gas [Member]	Upstream [Member]	Well
#: 69
	[1],[2]	3.7	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Estación Fernández Oro	Oil [Member]	Upstream [Member]	Well
#: 70
	[1],[2]	0.2	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Los Caldenes	Gas [Member]	Upstream [Member]	Well
#: 71
	[1],[2]	1.0	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Río Negro Norte	Gas [Member]	Upstream [Member]	Well
#: 72
	[1],[2]	0.8	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Río Negro Norte	Oil [Member]	Upstream [Member]	Well
#: 73
	[1],[2]	0.1	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	La Yesera	Gas [Member]	Upstream [Member]	Well
#: 74
	[1],[2]	0.9	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	La Yesera	Oil [Member]	Upstream [Member]	Well
#: 75
	[1],[2]	1.1	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Agua Salada	Gas [Member]	Upstream [Member]	Well
#: 76
	[1],[2]	0.9	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Agua Salada	Oil [Member]	Upstream [Member]	Well
#: 77
	[1],[2]	7.7	Argentina	snj:AR-R	Gobierno de la Provincia de Río Negro	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 78
	[1],[2]	0.6	Argentina	snj:AR-Z	Instituto de Energía	Cañadón Seco - Meseta Espinoza	Oil [Member]	Upstream [Member]	Well
#: 79
	[1],[2]	1.1	Argentina	snj:AR-Z	Instituto de Energía	Los Perales	Oil [Member]	Upstream [Member]	Well
#: 80
	[1],[2]	0.1	Argentina	snj:AR-Z	Instituto de Energía	Cañadón León	Oil [Member]	Upstream [Member]	Well
#: 81
	[1],[2]	0.3	Argentina	snj:AR-Z	Instituto de Energía	Las Heras - Cerro Grande	Oil [Member]	Upstream [Member]	Well
#: 82
	[1],[2]	0.6	Argentina	snj:AR-Z	Instituto de Energía	El Guadal - Lomas del Cuy	Oil [Member]	Upstream [Member]	Well
#: 83
	[1],[2]	0.5	Argentina	snj:AR-Z	Instituto de Energía	Cañadón de la Escondida - Barranca Baya	Oil [Member]	Upstream [Member]	Well
#: 84
	[1],[2]	0.3	Argentina	snj:AR-Z	Instituto de Energía	Cañadón Yatel - Estancia Cholita	Oil [Member]	Upstream [Member]	Well
#: 85
	[1],[2]	0.2	Argentina	snj:AR-Z	Instituto de Energía	Pico Truncado	Oil [Member]	Upstream [Member]	Well
#: 86
	[1],[2]	0.2	Argentina	snj:AR-Z	Instituto de Energía	Los Monos - Aguada Bandera	Oil [Member]	Upstream [Member]	Well
#: 87
	[1],[2]	0.6	Argentina	snj:AR-Z	Instituto de Energía	Cerro Piedras - El Pluma	Oil [Member]	Upstream [Member]	Well
#: 88
	[1],[2]	0.1	Argentina	snj:AR-Z	Instituto de Energía	Lomas del Cuy	Oil [Member]	Upstream [Member]	Well
#: 89
	[1],[2]	0.1	Argentina	snj:AR-Z	Instituto de Energía	Cañadón Vasco	Oil [Member]	Upstream [Member]	Well
#: 90
	[1],[2]	0.8	Argentina	snj:AR-Z	Instituto de Energía	Cerro Grande Oeste	Oil [Member]	Upstream [Member]	Well
#: 91
	[1],[2]	0.1	Argentina	snj:AR-Z	Instituto de Energía	El Cordón	Oil [Member]	Upstream [Member]	Well
#: 92
	[1],[2]	0.1	Argentina	snj:AR-Z	Instituto de Energía	El Destino - Koluel Kaike	Oil [Member]	Upstream [Member]	Well
#: 93
	[1],[2]	0.6	Argentina	snj:AR-Z	Instituto de Energía	Cerro Guadal Norte	Oil [Member]	Upstream [Member]	Well
#: 94
	[1],[2]	0.2	Argentina	snj:AR-Z	Instituto de Energía	Barranca Yankowsky	Oil [Member]	Upstream [Member]	Well
#: 95
	[1],[2]	0.1	Argentina	snj:AR-Q	Ministerio de Energía y Recursos Naturales	La Amarga Chica	Oil [Member]	Upstream [Member]	Well
#: 96
	[1],[2]	0.1	Argentina	snj:AR-Q	Ministerio de Energía y Recursos Naturales	Río Neuquén	Gas [Member]	Upstream [Member]	Well
#: 97
	[1],[2]	0.4	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	Magallanes	Gas [Member]	Upstream [Member]	Well
#: 98
	[1],[2]	0.2	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	Magallanes	Oil [Member]	Upstream [Member]	Well
#: 99
	[1],[2]	0.2	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	Lago Fuego	Gas [Member]	Upstream [Member]	Well
#: 100
	[1],[2]	0.1	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	Lago Fuego	Oil [Member]	Upstream [Member]	Well
#: 101
	[1],[2]	0.1	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	Los Chorrillos	Oil [Member]	Upstream [Member]	Well
#: 102
	[1],[2]	0.8	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	Tierra del Fuego	Gas [Member]	Upstream [Member]	Well
#: 103
	[1],[2]	0.2	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	Tierra del Fuego	Oil [Member]	Upstream [Member]	Well
#: 104
	[1],[2]	0.5	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	San Sebastián	Gas [Member]	Upstream [Member]	Well
#: 105
	[1],[2]	0.2	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	San Sebastián	Oil [Member]	Upstream [Member]	Well
#: 106
	[1],[2]	0.3	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	Tierra del Fuego	Gas [Member]	Gas and Power [Member]	Well
#: 107
	[1],[2],[5]	0.2	Argentina	snj:AR-V	Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur	Tierra del Fuego	Gas [Member]	Upstream [Member]	Well
#: 108
	[1],[2]	4.2	Argentina	snj:AR-Q	Provincia del Neuquén	Aguada de la Arena	Gas [Member]	Upstream [Member]	Well
#: 109
	[1],[2]	1.0	Argentina	snj:AR-Q	Provincia del Neuquén	Aguada de la Arena	Oil [Member]	Upstream [Member]	Well
#: 110
	[1],[2]	17.1	Argentina	snj:AR-Q	Provincia del Neuquén	Aguada del Chañar	Oil [Member]	Upstream [Member]	Well
#: 111
	[1],[2]	3.0	Argentina	snj:AR-Q	Provincia del Neuquén	Aguada Toledo - Sierra Barrosa	Gas [Member]	Upstream [Member]	Well
#: 112
	[1],[2]	6.0	Argentina	snj:AR-Q	Provincia del Neuquén	Aguada Toledo - Sierra Barrosa	Oil [Member]	Upstream [Member]	Well
#: 113
	[1],[2]	1.6	Argentina	snj:AR-Q	Provincia del Neuquén	Al Norte de la Dorsal	Gas [Member]	Upstream [Member]	Well
#: 114
	[1],[2]	1.5	Argentina	snj:AR-Q	Provincia del Neuquén	Al Norte de la Dorsal	Oil [Member]	Upstream [Member]	Well
#: 115
	[1],[2]	0.1	Argentina	snj:AR-Q	Provincia del Neuquén	Bajo del Toro	Gas [Member]	Upstream [Member]	Well
#: 116
	[1],[2]	1.7	Argentina	snj:AR-Q	Provincia del Neuquén	Bajo del Toro	Oil [Member]	Upstream [Member]	Well
#: 117
	[1],[2]	3.0	Argentina	snj:AR-Q	Provincia del Neuquén	Bandurria	Gas [Member]	Upstream [Member]	Well
#: 118
	[1],[2]	32.7	Argentina	snj:AR-Q	Provincia del Neuquén	Bandurria	Oil [Member]	Upstream [Member]	Well
#: 119
	[1],[2]	0.1	Argentina	snj:AR-Q	Provincia del Neuquén	Cerro Arena	Gas [Member]	Upstream [Member]	Well
#: 120
	[1],[2]	0.3	Argentina	snj:AR-Q	Provincia del Neuquén	Cerro Hamaca	Oil [Member]	Upstream [Member]	Well
#: 121
	[1],[2]	12.5	Argentina	snj:AR-Q	Provincia del Neuquén	Chihuido de la Sierra Negra	Oil [Member]	Upstream [Member]	Well
#: 122
	[1],[2]	0.1	Argentina	snj:AR-Q	Provincia del Neuquén	Dadín	Gas [Member]	Upstream [Member]	Well
#: 123
	[1],[2]	0.1	Argentina	snj:AR-Q	Provincia del Neuquén	Dadín	Oil [Member]	Upstream [Member]	Well
#: 124
	[1],[2]	1.3	Argentina	snj:AR-Q	Provincia del Neuquén	Desfiladero Bayo	Oil [Member]	Upstream [Member]	Well
#: 125
	[1],[2]	0.1	Argentina	snj:AR-Q	Provincia del Neuquén	Don Ruiz	Gas [Member]	Upstream [Member]	Well
#: 126
	[1],[2]	0.1	Argentina	snj:AR-Q	Provincia del Neuquén	El Orejano	Gas [Member]	Upstream [Member]	Well
#: 127
	[1],[2]	4.8	Argentina	snj:AR-Q	Provincia del Neuquén	El Portón	Gas [Member]	Upstream [Member]	Well
#: 128
	[1],[2]	1.0	Argentina	snj:AR-Q	Provincia del Neuquén	El Portón	Oil [Member]	Upstream [Member]	Well
#: 129
	[1],[2]	1.6	Argentina	snj:AR-Q	Provincia del Neuquén	Filo Morado	Gas [Member]	Upstream [Member]	Well
#: 130
	[1],[2]	2.3	Argentina	snj:AR-Q	Provincia del Neuquén	Filo Morado	Oil [Member]	Upstream [Member]	Well
#: 131
	[1],[2]	4.2	Argentina	snj:AR-Q	Provincia del Neuquén	La Amarga Chica	Gas [Member]	Upstream [Member]	Well
#: 132
	[1],[2]	57.0	Argentina	snj:AR-Q	Provincia del Neuquén	La Amarga Chica	Oil [Member]	Upstream [Member]	Well
#: 133
	[1],[2]	5.0	Argentina	snj:AR-Q	Provincia del Neuquén	La Ribera I - II	Gas [Member]	Upstream [Member]	Well
#: 134
	[1],[2]	0.2	Argentina	snj:AR-Q	Provincia del Neuquén	La Ribera I - II	Oil [Member]	Upstream [Member]	Well
#: 135
	[1],[2]	0.5	Argentina	snj:AR-Q	Provincia del Neuquén	Las Manadas	Oil [Member]	Upstream [Member]	Well
#: 136
	[1],[2]	0.1	Argentina	snj:AR-Q	Provincia del Neuquén	Las Tacanas	Gas [Member]	Upstream [Member]	Well
#: 137
	[1],[2]	80.2	Argentina	snj:AR-Q	Provincia del Neuquén	Loma Campana	Oil [Member]	Upstream [Member]	Well
#: 138
	[1],[2]	4.5	Argentina	snj:AR-Q	Provincia del Neuquén	Loma La Lata	Gas [Member]	Upstream [Member]	Well
#: 139
	[1],[2]	14.9	Argentina	snj:AR-Q	Provincia del Neuquén	Loma La Lata	Oil [Member]	Upstream [Member]	Well
#: 140
	[1],[2]	0.1	Argentina	snj:AR-Q	Provincia del Neuquén	Narambuena	Gas [Member]	Upstream [Member]	Well
#: 141
	[1],[2]	0.6	Argentina	snj:AR-Q	Provincia del Neuquén	Narambuena	Oil [Member]	Upstream [Member]	Well
#: 142
	[1],[2]	1.2	Argentina	snj:AR-Q	Provincia del Neuquén	Octógono Fiscal	Gas [Member]	Upstream [Member]	Well
#: 143
	[1],[2]	1.7	Argentina	snj:AR-Q	Provincia del Neuquén	Octógono Fiscal	Oil [Member]	Upstream [Member]	Well
#: 144
	[1],[2]	0.6	Argentina	snj:AR-Q	Provincia del Neuquén	Paso Barda	Gas [Member]	Upstream [Member]	Well
#: 145
	[1],[2]	7.4	Argentina	snj:AR-Q	Provincia del Neuquén	Puesto Hernández	Oil [Member]	Upstream [Member]	Well
#: 146
	[1],[2]	0.6	Argentina	snj:AR-Q	Provincia del Neuquén	Puesto Molina	Oil [Member]	Upstream [Member]	Well
#: 147
	[1],[2]	0.2	Argentina	snj:AR-Q	Provincia del Neuquén	Punta Barda	Oil [Member]	Upstream [Member]	Well
#: 148
	[1],[2]	41.2	Argentina	snj:AR-Q	Provincia del Neuquén	Rincón del Mangrullo	Gas [Member]	Upstream [Member]	Well
#: 149
	[1],[2]	0.2	Argentina	snj:AR-Q	Provincia del Neuquén	Rincón del Mangrullo	Oil [Member]	Upstream [Member]	Well
#: 150
	[1],[2]	10.0	Argentina	snj:AR-Q	Provincia del Neuquén	Río Neuquén	Gas [Member]	Upstream [Member]	Well
#: 151
	[1],[2]	1.9	Argentina	snj:AR-Q	Provincia del Neuquén	Río Neuquén	Oil [Member]	Upstream [Member]	Well
#: 152
	[1],[2]	2.1	Argentina	snj:AR-Q	Provincia del Neuquén	San Roque	Gas [Member]	Upstream [Member]	Well
#: 153
	[1],[2]	1.1	Argentina	snj:AR-Q	Provincia del Neuquén	San Roque	Oil [Member]	Upstream [Member]	Well
#: 154
	[1],[2]	2.3	Argentina	snj:AR-Q	Provincia del Neuquén	Señal Cerro Bayo	Oil [Member]	Upstream [Member]	Well
#: 155
	[1],[2]	0.1	Argentina	snj:AR-Q	Provincia del Neuquén	Volcán Auca Mahuida	Gas [Member]	Upstream [Member]	Well
#: 156
	[1],[2]	2.6	Argentina	snj:AR-Q	Provincia del Neuquén	Volcán Auca Mahuida	Oil [Member]	Upstream [Member]	Well
#: 157
	[1],[2]	0.6	Argentina	snj:AR-Q	Provincia del Neuquén	Aguada Pichana Este	Oil [Member]	Upstream [Member]	Well
#: 158
	[1],[2]	0.3	Argentina	snj:AR-Q	Provincia del Neuquén	Bajada de Añelo	Oil [Member]	Upstream [Member]	Well
#: 159
	[1],[2]	0.3	Argentina	snj:AR-Q	Provincia del Neuquén	El Límite	Oil [Member]	Upstream [Member]	Well
#: 160
	[1],[2]	12.2	Argentina	snj:AR-Q	Provincia del Neuquén	Lindero Atravesado	Oil [Member]	Upstream [Member]	Well
#: 161
	[1],[2]	0.9	Argentina	snj:AR-Q	Provincia del Neuquén	Pampa Las Yeguas I	Gas [Member]	Upstream [Member]	Well
#: 162
	[1],[2]	16.4	Argentina	snj:AR-Q	Provincia del Neuquén	La Calera	Gas [Member]	Upstream [Member]	Well
#: 163
	[1],[2]	1.2	Argentina	snj:AR-Q	Provincia del Neuquén	La Calera	Oil [Member]	Upstream [Member]	Well
#: 164
	[1],[2]	1.3	Argentina	snj:AR-Q	Provincia del Neuquén	Aguada Pichana Oeste	Gas [Member]	Upstream [Member]	Well
#: 165
	[1],[2]	2.3	Argentina	snj:AR-Q	Provincia del Neuquén	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 166
	[1],[2]	0.1	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Aguada Toledo - Sierra Barrosa	Gas [Member]	Upstream [Member]	Well
#: 167
	[1],[2]	0.1	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Al Norte de la Dorsal	Gas [Member]	Upstream [Member]	Well
#: 168
	[1],[2]	0.4	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Bandurria	Oil [Member]	Upstream [Member]	Well
#: 169
	[1],[2]	0.4	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	La Amarga Chica	Oil [Member]	Upstream [Member]	Well
#: 170
	[1],[2]	0.1	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Loma La Lata	Gas [Member]	Upstream [Member]	Well
#: 171
	[1],[2]	0.7	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Loma La Lata	Oil [Member]	Upstream [Member]	Well
#: 172
	[1],[2]	0.1	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Puesto Hernández	Oil [Member]	Upstream [Member]	Well
#: 173
	[1],[2]	0.1	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Rincón del Mangrullo	Gas [Member]	Upstream [Member]	Well
#: 174
	[1],[2]	0.1	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Río Neuquén	Gas [Member]	Upstream [Member]	Well
#: 175
	[1],[2]	0.1	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Señal Cerro Bayo	Oil [Member]	Upstream [Member]	Well
#: 176
	[1],[2]	0.1	Argentina	snj:AR-Q	Secretaría de Desarrollo Territorial y Ambiente	Neuquén projects	Oil [Member]	Upstream [Member]	Well
#: 177
	[1],[2]	1.9	Argentina		Secretaría de Energía	Magallanes	Gas [Member]	Upstream [Member]	Well
#: 178
	[1],[2]	1.0	Argentina		Secretaría de Energía	Magallanes	Oil [Member]	Upstream [Member]	Well
#: 179
	[1],[2]	0.3	Argentina		Secretaría de Energía	Exploration - Argentina	Oil [Member]	Upstream [Member]	Well
#: 180
	[1],[2]	6.1	Argentina	snj:AR-L	Tesorería General de la Provincia de La Pampa	Puesto Pinto (CNQ 7/A)	Oil [Member]	Upstream [Member]	Well
#: 181
	[1],[2]	4.1	Argentina	snj:AR-A	Tesorería General de la Provincia de Salta	Aguaragüe	Gas [Member]	Upstream [Member]	Well
#: 182
	[1],[2]	1.0	Argentina	snj:AR-A	Tesorería General de la Provincia de Salta	Aguaragüe	Oil [Member]	Upstream [Member]	Well
#: 183
	[1],[2]	1.7	Argentina	snj:AR-A	Tesorería General de la Provincia de Salta	Acambuco	Gas [Member]	Upstream [Member]	Well
#: 184
	[1],[2]	0.4	Argentina	snj:AR-A	Tesorería General de la Provincia de Salta	Acambuco	Oil [Member]	Upstream [Member]	Well
#: 185
	[1],[2]	2.1	Argentina	snj:AR-A	Tesorería General de la Provincia de Salta	Ramos	Gas [Member]	Upstream [Member]	Well
#: 186
	[1],[2]	0.4	Argentina	snj:AR-A	Tesorería General de la Provincia de Salta	Ramos	Oil [Member]	Upstream [Member]	Well
#: 187
	[1],[2]	0.8	Argentina	snj:AR-A	Tesorería General de la Provincia de Salta	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 188
	[1],[2]	0.2	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cañadón Seco - Meseta Espinoza	Gas [Member]	Upstream [Member]	Well
#: 189
	[1],[2]	5.2	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cañadón Seco - Meseta Espinoza	Oil [Member]	Upstream [Member]	Well
#: 190
	[1],[2]	0.5	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Los Perales	Gas [Member]	Upstream [Member]	Well
#: 191
	[1],[2]	40.4	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Los Perales	Oil [Member]	Upstream [Member]	Well
#: 192
	[1],[2]	0.3	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cañadón León	Gas [Member]	Upstream [Member]	Well
#: 193
	[1],[2]	9.3	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cañadón León	Oil [Member]	Upstream [Member]	Well
#: 194
	[1],[2]	16.1	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Las Heras - Cerro Grande	Oil [Member]	Upstream [Member]	Well
#: 195
	[1],[2]	16.4	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	El Guadal - Lomas del Cuy	Oil [Member]	Upstream [Member]	Well
#: 196
	[1],[2]	21.3	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cañadón de la Escondida - Barranca Baya	Oil [Member]	Upstream [Member]	Well
#: 197
	[1],[2]	0.1	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cañadón Yatel - Estancia Cholita	Gas [Member]	Upstream [Member]	Well
#: 198
	[1],[2]	9.7	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cañadón Yatel - Estancia Cholita	Oil [Member]	Upstream [Member]	Well
#: 199
	[1],[2]	5.1	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Pico Truncado	Oil [Member]	Upstream [Member]	Well
#: 200
	[1],[2]	0.4	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Los Monos - Aguada Bandera	Oil [Member]	Upstream [Member]	Well
#: 201
	[1],[2]	4.5	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cerro Piedras - El Pluma	Oil [Member]	Upstream [Member]	Well
#: 202
	[1],[2]	0.5	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cañadón Vasco	Oil [Member]	Upstream [Member]	Well
#: 203
	[1],[2]	13.7	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cerro Grande Oeste	Oil [Member]	Upstream [Member]	Well
#: 204
	[1],[2]	2.5	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	El Cordón	Oil [Member]	Upstream [Member]	Well
#: 205
	[1],[2]	1.9	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	El Destino - Koluel Kaike	Oil [Member]	Upstream [Member]	Well
#: 206
	[1],[2]	0.7	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Cerro Guadal Norte	Oil [Member]	Upstream [Member]	Well
#: 207
	[1],[2]	2.4	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Magallanes	Gas [Member]	Upstream [Member]	Well
#: 208
	[1],[2]	2.1	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Magallanes	Oil [Member]	Upstream [Member]	Well
#: 209
	[1],[2]	18.5	Argentina	snj:AR-Z	Tesorería General de la Provincia de Santa Cruz	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 210
	[1],[2]	4.2	Argentina	snj:AR-U	Tesorería General de la Provincia del Chubut	El Trébol	Oil [Member]	Upstream [Member]	Well
#: 211
	[1],[2]	1.4	Argentina	snj:AR-U	Tesorería General de la Provincia del Chubut	Escalante	Oil [Member]	Upstream [Member]	Well
#: 212
	[1],[2]	0.1	Argentina	snj:AR-U	Tesorería General de la Provincia del Chubut	Manantiales Behr	Gas [Member]	Upstream [Member]	Well
#: 213
	[1],[2]	19.8	Argentina	snj:AR-U	Tesorería General de la Provincia del Chubut	Manantiales Behr	Oil [Member]	Upstream [Member]	Well
#: 214
	[1],[2]	0.4	Argentina	snj:AR-U	Tesorería General de la Provincia del Chubut	Restinga Alí	Oil [Member]	Upstream [Member]	Well
#: 215
	[1],[2]	0.2	Argentina	snj:AR-U	Tesorería General de la Provincia del Chubut	La Tapera	Oil [Member]	Upstream [Member]	Well
#: 216
	[1],[2]	0.5	Argentina	snj:AR-U	Tesorería General de la Provincia del Chubut	El Tordillo	Oil [Member]	Upstream [Member]	Well
#: 217
	[1],[2]	1.2	Argentina	snj:AR-U	Tesorería General de la Provincia del Chubut	Cañadón Perdido - Zona Central	Oil [Member]	Upstream [Member]	Well
#: 218
	[1],[2]	0.3	Argentina	snj:AR-M	Tesorería General de Mendoza	Altiplanicie del Payún	Oil [Member]	Upstream [Member]	Well
#: 219
	[1],[2]	0.6	Argentina	snj:AR-M	Tesorería General de Mendoza	Cañadón Amarillo	Oil [Member]	Upstream [Member]	Well
#: 220
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Cerro Fortunoso	Oil [Member]	Upstream [Member]	Well
#: 221
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Cerro Morado Este	Oil [Member]	Upstream [Member]	Well
#: 222
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Chachahuén	Oil [Member]	Upstream [Member]	Well
#: 223
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Chihuido de la Salina	Gas [Member]	Upstream [Member]	Well
#: 224
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Chihuido de la Salina Sur	Gas [Member]	Upstream [Member]	Well
#: 225
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Chihuido de la Sierra Negra	Oil [Member]	Upstream [Member]	Well
#: 226
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Los Cavaos	Oil [Member]	Upstream [Member]	Well
#: 227
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Pampa Palauco	Oil [Member]	Upstream [Member]	Well
#: 228
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Paso Barda	Gas [Member]	Upstream [Member]	Well
#: 229
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Ugarteche	Oil [Member]	Upstream [Member]	Well
#: 230
	[1],[2]	0.4	Argentina	snj:AR-M	Tesorería General de Mendoza	Cajón de los Caballos	Gas [Member]	Upstream [Member]	Well
#: 231
	[1],[2]	0.3	Argentina	snj:AR-M	Tesorería General de Mendoza	El Manzano	Oil [Member]	Upstream [Member]	Well
#: 232
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Puntilla Huincán	Gas [Member]	Upstream [Member]	Well
#: 233
	[1],[2]	0.3	Argentina	snj:AR-M	Tesorería General de Mendoza	Mesa Verde	Oil [Member]	Upstream [Member]	Well
#: 234
	[1],[2]	0.2	Argentina	snj:AR-M	Tesorería General de Mendoza	Vizcacheras	Oil [Member]	Upstream [Member]	Well
#: 235
	[1],[2]	0.2	Argentina	snj:AR-M	Tesorería General de Mendoza	Barrancas	Oil [Member]	Upstream [Member]	Well
#: 236
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Estructura Cruz de Piedra	Oil [Member]	Upstream [Member]	Well
#: 237
	[1],[2]	0.2	Argentina	snj:AR-M	Tesorería General de Mendoza	Loma Alta Sur	Oil [Member]	Upstream [Member]	Well
#: 238
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Exploration - Argentina	Oil [Member]	Upstream [Member]	Well
#: 239
	[1],[2]	0.2	Argentina	snj:AR-M	Tesorería General de Mendoza	Llancanelo R	Oil [Member]	Upstream [Member]	Well
#: 240
	[1],[2]	0.1	Argentina	snj:AR-M	Tesorería General de Mendoza	Llancanelo	Oil [Member]	Upstream [Member]	Well
#: 241
	[1],[2]	0.2	Argentina	snj:AR-M	Tesorería General de Mendoza	La Ventana - Río Tunuyán	Oil [Member]	Upstream [Member]	Well
#: 242
	[1],[2]	4.3	Argentina	snj:AR-U	Fideicomiso de Garantía - Provincia de Chubut	El Trébol	Oil [Member]	Upstream [Member]	Well
#: 243
	[1],[2]	1.6	Argentina	snj:AR-U	Fideicomiso de Garantía - Provincia de Chubut	Escalante	Oil [Member]	Upstream [Member]	Well
#: 244
	[1],[2]	0.2	Argentina	snj:AR-U	Fideicomiso de Garantía - Provincia de Chubut	Manantiales Behr	Gas [Member]	Upstream [Member]	Well
#: 245
	[1],[2]	20.6	Argentina	snj:AR-U	Fideicomiso de Garantía - Provincia de Chubut	Manantiales Behr	Oil [Member]	Upstream [Member]	Well
#: 246
	[1],[2]	0.4	Argentina	snj:AR-U	Fideicomiso de Garantía - Provincia de Chubut	Restinga Alí	Oil [Member]	Upstream [Member]	Well
#: 247
	[1],[2]	0.3	Argentina	snj:AR-U	Fideicomiso de Garantía - Provincia de Chubut	La Tapera	Oil [Member]	Upstream [Member]	Well
#: 248
	[1],[2]	0.5	Argentina	snj:AR-U	Fideicomiso de Garantía - Provincia de Chubut	El Tordillo	Oil [Member]	Upstream [Member]	Well
#: 249
	[1],[2]	1.2	Argentina	snj:AR-U	Fideicomiso de Garantía - Provincia de Chubut	Cañadón Perdido - Zona Central	Oil [Member]	Upstream [Member]	Well
#: 250
	[1],[2]	1.3	Argentina	snj:AR-V	Fideicomiso en Garantía - Provincia de Tierra del Fuego	Magallanes	Gas [Member]	Upstream [Member]	Well
#: 251
	[1],[2]	0.6	Argentina	snj:AR-V	Fideicomiso en Garantía - Provincia de Tierra del Fuego	Magallanes	Oil [Member]	Upstream [Member]	Well
#: 252
	[1],[2]	0.8	Argentina	snj:AR-V	Fideicomiso en Garantía - Provincia de Tierra del Fuego	Lago Fuego	Gas [Member]	Upstream [Member]	Well
#: 253
	[1],[2]	0.2	Argentina	snj:AR-V	Fideicomiso en Garantía - Provincia de Tierra del Fuego	Lago Fuego	Oil [Member]	Upstream [Member]	Well
#: 254
	[1],[2]	0.3	Argentina	snj:AR-V	Fideicomiso en Garantía - Provincia de Tierra del Fuego	Los Chorrillos	Oil [Member]	Upstream [Member]	Well
#: 255
	[1],[2]	0.8	Argentina	snj:AR-V	Fideicomiso en Garantía - Provincia de Tierra del Fuego	Tierra del Fuego	Oil [Member]	Upstream [Member]	Well
#: 256
	[1],[2]	1.9	Argentina	snj:AR-V	Fideicomiso en Garantía - Provincia de Tierra del Fuego	San Sebastián	Gas [Member]	Upstream [Member]	Well
#: 257
	[1],[2]	0.9	Argentina	snj:AR-V	Fideicomiso en Garantía - Provincia de Tierra del Fuego	San Sebastián	Oil [Member]	Upstream [Member]	Well
#: 258
	[1],[2]	1.5	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Aguada de la Arena	Gas [Member]	Upstream [Member]	Well
#: 259
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Aguada de la Arena	Oil [Member]	Upstream [Member]	Well
#: 260
	[1],[2]	2.4	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Aguada del Chañar	Oil [Member]	Upstream [Member]	Well
#: 261
	[1],[2]	1.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Aguada Toledo - Sierra Barrosa	Gas [Member]	Upstream [Member]	Well
#: 262
	[1],[2]	0.9	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Aguada Toledo - Sierra Barrosa	Oil [Member]	Upstream [Member]	Well
#: 263
	[1],[2]	0.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Al Norte de la Dorsal	Oil [Member]	Upstream [Member]	Well
#: 264
	[1],[2]	0.3	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Bajo del Toro	Oil [Member]	Upstream [Member]	Well
#: 265
	[1],[2]	4.8	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Bandurria	Oil [Member]	Upstream [Member]	Well
#: 266
	[1],[2]	1.3	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Chihuido de la Sierra Negra	Oil [Member]	Upstream [Member]	Well
#: 267
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Desfiladero Bayo	Oil [Member]	Upstream [Member]	Well
#: 268
	[1],[2]	1.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	El Orejano	Gas [Member]	Upstream [Member]	Well
#: 269
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	El Portón	Oil [Member]	Upstream [Member]	Well
#: 270
	[1],[2]	0.3	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Filo Morado	Oil [Member]	Upstream [Member]	Well
#: 271
	[1],[2]	8.4	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	La Amarga Chica	Oil [Member]	Upstream [Member]	Well
#: 272
	[1],[2]	0.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Las Manadas	Oil [Member]	Upstream [Member]	Well
#: 273
	[1],[2]	0.6	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Loma Campana	Gas [Member]	Upstream [Member]	Well
#: 274
	[1],[2]	12.0	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Loma Campana	Oil [Member]	Upstream [Member]	Well
#: 275
	[1],[2]	3.4	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Loma La Lata	Gas [Member]	Upstream [Member]	Well
#: 276
	[1],[2]	2.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Loma La Lata	Oil [Member]	Upstream [Member]	Well
#: 277
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Narambuena	Oil [Member]	Upstream [Member]	Well
#: 278
	[1],[2]	0.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Octógono Fiscal	Oil [Member]	Upstream [Member]	Well
#: 279
	[1],[2]	0.9	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Puesto Hernández	Oil [Member]	Upstream [Member]	Well
#: 280
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Puesto Molina	Oil [Member]	Upstream [Member]	Well
#: 281
	[1],[2]	0.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Río Neuquén	Oil [Member]	Upstream [Member]	Well
#: 282
	[1],[2]	0.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	San Roque	Oil [Member]	Upstream [Member]	Well
#: 283
	[1],[2]	0.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Señal Cerro Bayo	Oil [Member]	Upstream [Member]	Well
#: 284
	[1],[2]	0.4	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Volcán Auca Mahuida	Oil [Member]	Upstream [Member]	Well
#: 285
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Aguada Pichana Este	Oil [Member]	Upstream [Member]	Well
#: 286
	[1],[2]	0.6	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Bajada de Añelo	Gas [Member]	Upstream [Member]	Well
#: 287
	[1],[2]	0.5	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Lindero Atravesado	Gas [Member]	Upstream [Member]	Well
#: 288
	[1],[2]	1.4	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Lindero Atravesado	Oil [Member]	Upstream [Member]	Well
#: 289
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	La Calera	Oil [Member]	Upstream [Member]	Well
#: 290
	[1],[2]	1.6	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Aguada Pichana Oeste	Gas [Member]	Upstream [Member]	Well
#: 291
	[1],[2]	0.8	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - TICADE	Aguada Pichana	Gas [Member]	Upstream [Member]	Well
#: 292
	[1],[2]	5.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Aguada de la Arena	Gas [Member]	Upstream [Member]	Well
#: 293
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Aguada de la Arena	Oil [Member]	Upstream [Member]	Well
#: 294
	[1],[2]	1.3	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Aguada del Chañar	Oil [Member]	Upstream [Member]	Well
#: 295
	[1],[2]	4.0	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Aguada Toledo - Sierra Barrosa	Gas [Member]	Upstream [Member]	Well
#: 296
	[1],[2]	0.4	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Aguada Toledo - Sierra Barrosa	Oil [Member]	Upstream [Member]	Well
#: 297
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Al Norte de la Dorsal	Oil [Member]	Upstream [Member]	Well
#: 298
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Bajo del Toro	Oil [Member]	Upstream [Member]	Well
#: 299
	[1],[2]	2.4	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Bandurria	Oil [Member]	Upstream [Member]	Well
#: 300
	[1],[2]	0.7	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Chihuido de la Sierra Negra	Oil [Member]	Upstream [Member]	Well
#: 301
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Desfiladero Bayo	Oil [Member]	Upstream [Member]	Well
#: 302
	[1],[2]	3.8	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	El Orejano	Gas [Member]	Upstream [Member]	Well
#: 303
	[1],[2]	1.8	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	El Portón	Gas [Member]	Upstream [Member]	Well
#: 304
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	El Portón	Oil [Member]	Upstream [Member]	Well
#: 305
	[1],[2]	0.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Filo Morado	Oil [Member]	Upstream [Member]	Well
#: 306
	[1],[2]	4.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	La Amarga Chica	Oil [Member]	Upstream [Member]	Well
#: 307
	[1],[2]	2.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Loma Campana	Gas [Member]	Upstream [Member]	Well
#: 308
	[1],[2]	6.0	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Loma Campana	Oil [Member]	Upstream [Member]	Well
#: 309
	[1],[2]	11.5	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Loma La Lata	Gas [Member]	Upstream [Member]	Well
#: 310
	[1],[2]	1.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Loma La Lata	Oil [Member]	Upstream [Member]	Well
#: 311
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Octógono Fiscal	Oil [Member]	Upstream [Member]	Well
#: 312
	[1],[2]	0.4	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Puesto Hernández	Oil [Member]	Upstream [Member]	Well
#: 313
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Río Neuquén	Oil [Member]	Upstream [Member]	Well
#: 314
	[1],[2]	1.5	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	San Roque	Gas [Member]	Upstream [Member]	Well
#: 315
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	San Roque	Oil [Member]	Upstream [Member]	Well
#: 316
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Señal Cerro Bayo	Oil [Member]	Upstream [Member]	Well
#: 317
	[1],[2]	0.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Volcán Auca Mahuida	Oil [Member]	Upstream [Member]	Well
#: 318
	[1],[2]	1.7	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Bajada de Añelo	Gas [Member]	Upstream [Member]	Well
#: 319
	[1],[2]	1.0	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Lindero Atravesado	Gas [Member]	Upstream [Member]	Well
#: 320
	[1],[2]	0.7	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Lindero Atravesado	Oil [Member]	Upstream [Member]	Well
#: 321
	[1],[2]	0.1	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	La Calera	Oil [Member]	Upstream [Member]	Well
#: 322
	[1],[2]	5.2	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Aguada Pichana Oeste	Gas [Member]	Upstream [Member]	Well
#: 323
	[1],[2]	2.9	Argentina	snj:AR-Q	Fideicomiso en Garantía - Provincia del Neuquén - CBNA	Aguada Pichana	Gas [Member]	Upstream [Member]	Well
#: 324
	[1],[2]	0.5	Argentina	snj:AR-Z	Municipalidad de Las Heras	Santa Cruz projects	Oil [Member]	Upstream [Member]	Well
#: 325
	[1],[2]	0.8	Argentina	snj:AR-A	Fideicomiso de Garantía Argentina	Aguaragüe	Gas [Member]	Upstream [Member]	Well
#: 326
	[1],[2]	0.1	Argentina	snj:AR-A	Fideicomiso de Garantía Argentina	Aguaragüe	Oil [Member]	Upstream [Member]	Well
#: 327
	[1],[2]	0.4	Argentina	snj:AR-A	Fideicomiso de Garantía Argentina	Acambuco	Gas [Member]	Upstream [Member]	Well
#: 328
	[1],[2]	0.1	Argentina	snj:AR-A	Fideicomiso de Garantía Argentina	Acambuco	Oil [Member]	Upstream [Member]	Well
#: 329
	[1],[2]	0.6	Argentina	snj:AR-A	Fideicomiso de Garantía Argentina	Ramos	Gas [Member]	Upstream [Member]	Well
#: 330
	[1],[2]	0.1	Argentina	snj:AR-A	Fideicomiso de Garantía Argentina	Ramos	Oil [Member]	Upstream [Member]	Well
#: 331
	[1],[2]	0.1	Argentina	snj:AR-R	Tesorería General de la Provincia de Río Negro	Punta Barda	Oil [Member]	Upstream [Member]	Well
#: 332
	[1],[2]	0.1	Argentina	snj:AR-R	Tesorería General de la Provincia de Río Negro	Río Neuquén	Gas [Member]	Upstream [Member]	Well
#: 333
	[1],[2]	0.7	Argentina	snj:AR-R	Tesorería General de la Provincia de Río Negro	Sands Operation	Sand [Member]	Upstream [Member]	Open Pit
#: 334
	[1],[2]	0.2	Argentina	snj:AR-R	Tesorería General de la Provincia de Río Negro	Señal Picada	Oil [Member]	Upstream [Member]	Well
#: 335
	[1],[2]	0.1	Argentina	snj:AR-R	Tesorería General de la Provincia de Río Negro	Estación Fernández Oro	Gas [Member]	Upstream [Member]	Well
#: 336
	[1],[2]	0.1	Argentina	snj:AR-R	Tesorería General de la Provincia de Río Negro	Los Caldenes	Oil [Member]	Upstream [Member]	Well
#: 337
	[1],[2]	0.3	Argentina	snj:AR-R	Tesorería General de la Provincia de Río Negro	Exploration - Argentina	Oil [Member]	Upstream [Member]	Well
#: 338
	[1],[2]	0.4	Argentina	snj:AR-U	Municipalidad de Comodoro Rivadavia	Chubut projects	Oil [Member]	Upstream [Member]	Well
#: 339
	[1],[2]	0.6	Argentina	snj:AR-R	Municipalidad de Allen	Estación Fernández Oro	Gas [Member]	Upstream [Member]	Well
#: 340
	[1],[2]	0.1	Argentina	snj:AR-Q	Municipalidad de Senillosa	Aguada Toledo - Sierra Barrosa	Gas [Member]	Upstream [Member]	Well
#: 341
	[1],[2]	0.1	Argentina	snj:AR-Q	Municipalidad de Rincón de Los Sauces	Cerro Hamaca	Oil [Member]	Upstream [Member]	Well
#: 342
	[1],[2]	0.2	Argentina	snj:AR-Q	Municipalidad de Rincón de Los Sauces	Desfiladero Bayo	Oil [Member]	Upstream [Member]	Well
#: 343
	[1],[2]	0.1	Argentina	snj:AR-Q	Municipalidad de Rincón de Los Sauces	Puesto Hernández	Oil [Member]	Upstream [Member]	Well
#: 344
	[1],[2]	0.2	Argentina	snj:AR-Z	Ministerio de Economía, Finanzas e Infraestructura	Santa Cruz projects	Oil [Member]	Upstream [Member]	Well
#: 345
	[1],[2]	0.1	Argentina	snj:AR-R	Fondo Fiduciario Ambiental de la Provincia de Río Negro	Señal Picada	Oil [Member]	Upstream [Member]	Well
#: 346
	[1],[2]	1.1	Argentina	snj:AR-R	Fondo Fiduciario Ambiental de la Provincia de Río Negro	Estación Fernández Oro	Gas [Member]	Upstream [Member]	Well
#: 347
	[1],[2]	0.1	Argentina	snj:AR-R	Fondo Fiduciario Ambiental de la Provincia de Río Negro	Exploration - Argentina	Oil [Member]	Upstream [Member]	Well
#: 348
	[1],[2]	0.4	Argentina	snj:AR-E	Municipalidad de Ibicuy	Sands Operation	Sand [Member]	Upstream [Member]	Open Pit
#: 349
	[1],[2]	0.1	Argentina	snj:AR-R	Fondo Fiduciario para la Capacitación, el Desarrollo y la Fiscalización de la Actividad Hidrocarburífera	Río Neuquén	Gas [Member]	Upstream [Member]	Well
#: 350
	[1],[2]	0.1	Argentina	snj:AR-R	Fondo Fiduciario para la Capacitación, el Desarrollo y la Fiscalización de la Actividad Hidrocarburífera	Señal Picada	Oil [Member]	Upstream [Member]	Well
#: 351
	[1],[2]	0.1	Argentina	snj:AR-R	Fondo Fiduciario para la Capacitación, el Desarrollo y la Fiscalización de la Actividad Hidrocarburífera	Estación Fernández Oro	Gas [Member]	Upstream [Member]	Well
#: 352
	[1],[2]	0.1	Argentina	snj:AR-R	Fondo Fiduciario para la Capacitación, el Desarrollo y la Fiscalización de la Actividad Hidrocarburífera	Los Caldenes	Oil [Member]	Upstream [Member]	Well
#: 353
	[1],[2]	0.3	Argentina	snj:AR-E	Subsecretaría de Administración y Despacho del Ministerio de Producción	Sands Operation	Sand [Member]	Upstream [Member]	Open Pit
#: 354
	[1],[2]	0.1	Argentina	snj:AR-R	Fondo Fiduciario Asistencia y Desarrollo de la Actividad Minera en la Provincia de Río Negro	Sands Operation	Sand [Member]	Upstream [Member]	Open Pit
#: 355
	[1],[2]	0.4	Argentina	snj:AR-Q	Municipalidad de Plaza Huincul	Neuquén projects	Gas [Member]	Upstream [Member]	Well
#: 356
	[1],[2]	0.1	Argentina	snj:AR-R	Empresa de Desarrollo Hidrocarburífero Provincial	Punta Barda	Oil [Member]	Upstream [Member]	Well
#: 357
	[1],[2]	0.2	Argentina	snj:AR-R	Empresa de Desarrollo Hidrocarburífero Provincial	Señal Picada	Oil [Member]	Upstream [Member]	Well
#: 358
	[1],[2]	0.1	Argentina	snj:AR-R	Empresa de Desarrollo Hidrocarburífero Provincial	Estación Fernández Oro	Gas [Member]	Upstream [Member]	Well
#: 359
	[1],[2]	0.1	Argentina	snj:AR-R	Empresa de Desarrollo Hidrocarburífero Provincial	Estación Fernández Oro	Oil [Member]	Upstream [Member]	Well
#: 360
	[1],[2]	0.7	Argentina		Aerolíneas Argentinas	Tierra del Fuego	Gas [Member]	Upstream [Member]	Well
#: 361
	[1],[2]	0.2	Argentina	snj:AR-U	Petrominera Chubut	El Tordillo	Oil [Member]	Upstream [Member]	Well
#: 362
	[1],[2]	72.6	Argentina		Administración Federal de Ingresos Públicos	Payment not attributable to a project	Payment not attributable to a resource [Member]	Payment not attributable to a segment [Member]	Well
#: 363
	[1],[2]	1.0	Bolivia	snj:BO-S	Yacimientos Petrolíferos Fiscales Bolivianos	Charagua	Gas [Member]	Upstream [Member]	Well
#: 364
	[1],[2]	$ 0.5	Colombia	snj:CO-DC	Agencia Nacional de Hidrocarburos	COR 12	Oil [Member]	Upstream [Member]	Well

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding. Additionally, the payments details disclosure does not include payments that segregated by project have a registered value less than 0.1.
[3]	Corresponds to payments in kind of export taxes settled with “Refino Plus” bonds valued at cost.
[4]	Corresponds to payments in kind of royalties settled with fuel sales receivables valued at cost.
[5]	Corresponds to social responsibility payments to non-governmental entities designated under agreements with the Tierra del Fuego Province to comply with concession extensions.